T. ROWE PRICE Retirement Blend 2030 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
7/26/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 26.2%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  – 2,843 202 237,357 2,602
International Bond Fund (USD
Hedged)  – 998 62 95,358 922
U.S. Treasury Long-Term Index
Fund  – 809 44 68,307 754
Dynamic Global Bond Fund  – 714 42 70,089 674
U.S. Limited Duration TIPS Index
Fund  – 700 40 64,536 665
Emerging Markets Bond Fund  – 490 27 44,679 438
High Yield Fund  – 414 22 60,255 384
Floating Rate Fund  – 375 20 37,357 353
Total Bond Mutual Funds (Cost $6,884) 6,792
EQUITY MUTUAL FUNDS 71.5%
T. Rowe Price Funds:
Equity Index 500 Fund  – 6,546 387 51,693 5,957
International Equity Index Fund  – 2,866 156 170,224 2,598
Value Fund  – 2,413 139 49,021 2,207
Growth Stock Fund (2) – 1,858 123 18,069 1,625
International Value Equity Fund  – 1,073 57 64,948 983
International Stock Fund  – 842 50 40,952 758
Mid-Cap Index Fund  – 777 46 40,296 708
Small-Cap Index Fund  – 758 44 47,532 694
Emerging Markets Discovery
Stock Fund  – 676 37 43,343 611
Real Assets Fund  – 556 29 35,031 524
Emerging Markets Stock Fund  – 561 33 11,805 498
Mid-Cap Value Fund  – 396 22 11,007 373
Mid-Cap Growth Fund (2) – 401 23 3,511 362
Small-Cap Value Fund  – 391 23 6,193 357
New Horizons Fund (2) – 278 20 3,789 242
Total Equity Mutual Funds (Cost $19,203) 18,497

T. ROWE PRICE Retirement Blend 2030 Fund

$ Value
7/26/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) – 669 87 581,850 582
Total Short-Term Investments (Cost $582) 582
Total Investments in Securities 99.9%
(Cost $26,669) $ 25,871
Other Assets Less Liabilities 0.1% 13
Net Assets 100.0% $ 25,884
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended February 28, 2022. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ 2 $ 2
Emerging Markets Bond Fund  (2) (25) 3
Emerging Markets Discovery Stock Fund  (1) (28) 2
Emerging Markets Stock Fund  — (30) 1
Equity Index 500 Fund  (19) (202) 3
Floating Rate Fund  — (2) 2
Growth Stock Fund  (6) (110) —
High Yield Fund  (1) (8) 3
International Bond Fund (USD Hedged)  — (14) 2
International Equity Index Fund  (9) (112) 11
International Stock Fund  — (34) 2
International Value Equity Fund  (3) (33) 5
Mid-Cap Growth Fund  — (16) —
Mid-Cap Index Fund  (5) (23) 1
Mid-Cap Value Fund  2 (1) 1
New Horizons Fund  — (16) —
QM U.S. Bond Index Fund  (6) (39) 7
Real Assets Fund  (1) (3) 2
Small-Cap Index Fund  (5) (20) 1
Small-Cap Value Fund  — (11) —
U.S. Limited Duration TIPS Index Fund  (2) 5 2
U.S. Treasury Long-Term Index Fund  (2) (11) 2
Value Fund  10 (67) 4
U.S. Treasury Money Fund, 0.14% — — —
Totals $ (50)# $ (798) $ 56+
# Capital gain distributions from mutual funds represented $93 of the net realized gain (loss).
+ Investment income comprised $56 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2030 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement Blend 2030 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F1348-054Q3 02/22